U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:
                           RNC Mutual Fund Group, Inc.

2.       Name of each series or class of funds for which this notice is filed:
                              RNC Money Market Fund

3.       Investment Company Act File Number:     811-04354

         Securities Act File Number:             2-99009

4.       Last day of fiscal year for which this notice is filed:
                               September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
         beginning of the fiscal year:        0

8.       Number and amount of securities registered during the fiscal year other
         than pursuant to rule 24f-2:       91,452,614        $91,452,614

9. Number and aggregate sales price of securities sold during the fiscal year:

                                           127,820,995        $127,820,995

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                           127,820,995        $127,820,995

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         As permitted by instruction B.7, DRIP shares are included in the securities reported in Item 9.

12.      Calculation of registration fee:

      (I)    Aggregate  sales price of securities  sold
             during the fiscal year in reliance on rule
             24f-2 (from item 10):                           $36,368,381
                                                             -------------------

      (ii)   Aggregate   price  of  shares   issued  in
             connection   with  dividend   reinvestment
             plans (from Item 11, if applicable)             +
                                                             -------------------

      (iii)  Aggregate  price  of  shares  redeemed  or
             repurchased  during  the  fiscal  year (if
             applicable):                                    - 121,143,373
                                                             -------------------

      (iv)   aggregate  price  of  shares  redeemed  or
             repurchased  and  previously  applied as a
             reduction to filing fees  pursuant to rule
             24e-2 (if applicable):                          +
                                                             -------------------

      (v)    Net aggregate price of securities sold and
             issued  during the fiscal year in reliance
             on rule 24f-2  [line (I),  plus line (ii),
             less  line  (iii),  plus  line  (iv)]  (if
             applicable):                                    $ 0
                                                             -------------------


      (vi)   Multiplier  prescribed  by Section 6(b) of
             the   Securities  Act  of  1933  or  other
             applicable   law   or   regulation    (see
             instruction C.6):                               x 0.00030303
                                                             -------------------

      (vii)  Fee due [line  (I) or line (v)  multiplied
             by line (vi)]:                                  $ 0
                                                             ===================

Instructions:           issuers should complete lines (ii), (iii), (iv), and (v)
                        only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of the
         Informal and Other Procedures 917 CFR 202.3a).       [ ]


         Date of mailing or wire transfer of file fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Eric M. Banhazl
                                  ----------------------------------------------

                                  Eric M. Banhazl/ President
                                  ----------------------------------------------

Date:                             November 26, 1996
                                  ----------------------------------------------

 * Please print the name and title of the signing officer below the signature.